Income Taxes (Details) - Schedule of Tax Benefits ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
Schedule of Tax Expense [Abstract]
Current tax income			¥ 3	¥ 21		¥ 31	¥ 13
Deferred tax expenses
Total			¥ (3)	¥ 21	$ 3	¥ 31	¥ 13